SHARE-BASED PAYMENTS - Number and weighted-average exercise prices of share options (Details) - 2019 & 2023 ESOP	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Number of options
Outstanding, beginning balance (in shares) | shares	12,707,243	14,911,455
Granted during the year (in shares) | shares	0	0
Forfeited during the year (in shares) | shares	(152,036)	(517,842)
Exercised during the year (in shares) | shares	(1,998,817)	0
Outstanding, ending balance (in shares) | shares	10,556,390	14,393,613
Exercisable (in shares) | shares	5,728,844	0
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 10.02	$ 9.56
Granted during the year (in USD per share) | $ / shares	0	0
Forfeited during the year (in USD per share) | $ / shares	10.06	10.73
Exercised during the year (in USD per share) | $ / shares	10.57	0
Outstanding, ending balance (in USD per share) | $ / shares	9.91	9.52
Exercisable (in USD per share) | $ / shares	$ 9.88	$ 0